Disclosure of detailed information about equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Equipment, beginning	$ 223,325
Equipment, ending	149,601	$ 223,325
Cost [Member]
Statement [Line Items]
Equipment, beginning	1,297,092	1,293,550
Additions	1,548	3,542
Equipment, ending	1,298,640	1,297,092
Depreciation [Member]
Statement [Line Items]
Equipment, beginning	1,073,767	926,821
Charge for the Period	75,272	146,946
Equipment, ending	1,149,039	1,073,767
Furniture and Office Equipment [Member]
Statement [Line Items]
Equipment, beginning	13,950
Equipment, ending	9,243	13,950
Furniture and Office Equipment [Member] | Cost [Member]
Statement [Line Items]
Equipment, beginning	363,450	360,742
Additions	0	2,708
Equipment, ending	363,450	363,450
Furniture and Office Equipment [Member] | Depreciation [Member]
Statement [Line Items]
Equipment, beginning	349,500	342,512
Charge for the Period	4,707	6,988
Equipment, ending	354,207	349,500
Production Equipment [Member]
Statement [Line Items]
Equipment, beginning	209,375
Equipment, ending	140,358	209,375
Production Equipment [Member] | Cost [Member]
Statement [Line Items]
Equipment, beginning	933,642	932,808
Additions	1,548	834
Equipment, ending	935,190	933,642
Production Equipment [Member] | Depreciation [Member]
Statement [Line Items]
Equipment, beginning	724,267	584,309
Charge for the Period	70,565	139,958
Equipment, ending	$ 794,832	$ 724,267